Property, Equipment and Software, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 52	$ 80	$ 253	$ 312
Amortization of internal-use software	$ 0	$ 0